UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY              May 13, 2003
-----------------------     -------------------------     -------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       86

Form 13F Information Table Value Total: $135,264
                                         (thousands)


List of Other Included Managers:  None


                                                           FORM 13F INFORMATION TABLE


                                                                                                               VOTING AUTHORITY
NAME                               TITLE OF   CUSIP       FAIR MKT.   SHRS OR  SH/ PUT  INVESTMENT   OTHER
OF ISSUER                          CLASS      NUMBER      VALUE       PRN AMT  PRN CALL  DISCRECTION  MGRS   SOLE   SHARED  NONE
---------                          -----      ------      -----       -------  --- ----  -----------  ----   ----   ------  ----
ACE LTD. ORD                       COMMON     G0070K103    2,136,510   73,800  SH       SOLE         NONE    32,300          41,500
ADVO INC.                          COMMON     007585102    2,027,058   61,426  SH       SOLE         NONE    26,125          35,301
AES CORP.                          COMMON     00130H105       43,440   12,000  SH       SOLE         NONE    12,000               0
AFLAC INC.                         COMMON     001055102   10,613,614  331,158  SH       SOLE         NONE   119,248         211,910
AMERICAN EXPRESS CO.               COMMON     025816109      452,294   13,611  SH       SOLE         NONE    11,511           2,100
AMERICAN INTERNATIONAL GROUP INC.  COMMON     026874107    1,660,482   33,579  SH       SOLE         NONE    25,840           7,739
AMGEN                              COMMON     031162100    3,304,176   57,414  SH       SOLE         NONE    28,150          29,264
ANHEUSER BUSCH COS. INC.           COMMON     035229103    1,816,671   38,976  SH       SOLE         NONE    15,392          23,584
AOL TIME WARNER                    COMMON     00184A105      568,402   52,339  SH       SOLE         NONE    29,900          22,439
ARCHER DANIELS MIDLAND             COMMON     039483102    1,049,458   97,172  SH       SOLE         NONE    63,969          33,203
BJS WHSL CLUB INC.                 COMMON     05548J106    1,924,288  170,291  SH       SOLE         NONE    72,954          97,337
BP PLC SPONS ADR                   COMMON     055622104      971,117   25,165  SH       SOLE         NONE     1,058          24,107
BANK ONE CORP.                     COMMON     06423A103      498,528   14,400  SH       SOLE         NONE     7,000           7,400
BAXTER INTERNATIONAL INC.          COMMON     071813109      236,132   12,668  SH       SOLE         NONE         0          12,668
CADBURY SCHWEPPES PLC              COMMON     127209302      317,193   14,597  SH       SOLE         NONE     8,374           6,223
CARNIVAL CORP. CL A                COMMON     143658102      626,161   25,971  SH       SOLE         NONE    14,000          11,971
CHESAPEAKE ENERGY CORP.            COMMON     165167107    1,118,478  142,300  SH       SOLE         NONE    70,500          71,800
CHUBB CORP.                        COMMON     171232101    1,334,032   30,100  SH       SOLE         NONE    18,000          12,100
CHURCH & DWIGHT INC.               COMMON     171340102      335,023   11,035  SH       SOLE         NONE     1,100           9,935
CITIGROUP INC.                     COMMON     172967101    1,521,519   44,166  SH       SOLE         NONE    13,001          31,165
COMCAST CORP. CL A                 COMMON     20030N200      288,645   10,500  SH       SOLE         NONE         0          10,500
COMCAST CORP.                      COMMON     20030N101      330,958   11,576  SH       SOLE         NONE       638          10,938
CONCORD EFS INC.                   COMMON     206197105    1,414,700  150,500  SH       SOLE         NONE    60,000          90,500
COPYTELE INC.                      COMMON     217721109        7,750   25,000  SH       SOLE         NONE    25,000               0
CORNING INC.                       COMMON     219350105      459,900   78,750  SH       SOLE         NONE    60,750          18,000
E I DUPONT DE NEMOURS CO           COMMON     263534109      253,523    6,524  SH       SOLE         NONE         0           6,524
ECHOSTAR COMMUNICATIONS            COMMON     278762109    1,335,700   46,250  SH       SOLE         NONE    30,600          15,650
ENSCO INTERNATIONAL                COMMON     26874Q100      738,106   28,934  SH       SOLE         NONE    11,600          17,334
ERICSSON L M TEL CO. A             COMMON     294821400    1,011,049  158,970  SH       SOLE         NONE    45,180         113,790
EXXON MOBIL CORP.                  COMMON     30231G102   26,751,289  765,416  SH       SOLE         NONE   726,000          39,416
FEDERAL NAT MTG ASSN.              COMMON     313586109    2,311,756   35,375  SH       SOLE         NONE    13,000          22,375
FIRST HEALTH GROUP CO.             COMMON     320960107      889,230   34,954  SH       SOLE         NONE    10,000          24,954
GENERAL ELECTRIC CO.               COMMON     369604103    3,549,804  139,208  SH       SOLE         NONE    32,200         107,008
GENERAL MOTORS CORP. CL  H         COMMON     370442832      853,776   76,230  SH       SOLE         NONE    57,600          18,630
GRANT PRIDECO INC.                 COMMON     38821G101      891,234   73,900  SH       SOLE         NONE    38,500          35,400
GRUPO TELEVISA SA                  COMMON     40049J206      528,150   21,000  SH       SOLE         NONE    21,000               0
HEMOXYMED INC.                     WARRANT    423702117            1   15,000  SH       SOLE         NONE         0          15,000
HOUSEHOLD INTERNATIONAL INC.       PREFERRED  441815792      200,000    2,000  SH       SOLE         NONE         0           2,000
INTL BUSINESS MACHINES             COMMON     459200101    1,503,346   19,168  SH       SOLE         NONE    16,000           3,168
J.P. MORGAN CHASE & CO.            COMMON     46625H100    1,571,262   66,270  SH       SOLE         NONE    36,100          30,170
JOHNSON & JOHNSON                  COMMON     478160104      728,178   12,583  SH       SOLE         NONE     2,850           9,733
KIMCO REALTY CORP.                 COMMON     49446R109    3,711,376  105,677  SH       SOLE         NONE         0         105,677
KING PHARMACEUTICALS               COMMON     495582108    1,184,649   99,300  SH       SOLE         NONE    41,700          57,600
LAM RESEARCH                       COMMON     512807108    2,021,548  177,500  SH       SOLE         NONE    83,000          94,500
LOCKHEED MARTIN CORP.              COMMON     539830109    2,548,965   53,606  SH       SOLE         NONE    20,600          33,006
LORAL SPACE & COMMUN               COMMON     G56462107        5,280   16,000  SH       SOLE         NONE    16,000               0
MERCK & CO. INC.                   COMMON     589331107    3,649,005   66,612  SH       SOLE         NONE    28,400          38,212
MIDCAP SPDR TR UNIT SER I          COMMON     595635103      746,500   10,000  SH       SOLE         NONE    10,000               0
MOTOROLA INC.                      COMMON     620076109      461,445   55,865  SH       SOLE         NONE    18,900          36,965
NEWS CORP LTD. ADR                 COMMON     652487703      940,170   36,300  SH       SOLE         NONE    18,500          17,800
NEWSCORP LTD. SPON ADR             COMMON     652487802      237,215   11,090  SH       SOLE         NONE     2,500           8,590
ORACLE SYSTEMS CORP.               COMMON     68389X105      347,168   32,000  SH       SOLE         NONE    17,600          14,400
PEPSICO INC.                       COMMON     713448108    1,148,000   28,700  SH       SOLE         NONE    16,200          12,500
PFIZER INC.                        COMMON     717081103    1,945,568   62,438  SH       SOLE         NONE    16,875          45,563
PHARMACIA CORP.                    COMMON     71713U102    1,385,600   32,000  SH       SOLE         NONE    21,000          11,000
PITNEY BOWES INC.                  COMMON     724479100      348,981   10,933  SH       SOLE         NONE     9,000           1,933
PROCTER & GAMBLE CO.               COMMON     742718109      313,456    3,520  SH       SOLE         NONE     1,000           2,520
Q MED INC.                         COMMON     747914109      273,883   40,100  SH       SOLE         NONE    40,100               0
REDWOOD TR INC PFD CV              CONVERT    758075600      258,330    7,900  SH       SOLE         NONE     7,900               0
REGIONAL BANK HOLDERS TRUST        COMMON     75902E100    1,758,240   18,500  SH       SOLE         NONE    11,400           7,100
ROYAL DUTCH PETROLEUM NY           COMMON     780257804    3,027,277   74,289  SH       SOLE         NONE    17,900          56,389
SCHLUMBERGER LTD.                  COMMON     806857108    1,267,976   33,359  SH       SOLE         NONE    11,014          22,345
SCIENTIFIC ATLANTA INC.            COMMON     808655104      225,336   16,400  SH       SOLE         NONE    12,800           3,600
SEMICONDUCTOR HOLDERS TR DEP       COMMON     816636203    1,196,062   51,800  SH       SOLE         NONE    35,000          16,800
SIEBEL SYSTEMS INC                 COMMON     826170102    1,069,335  133,500  SH       SOLE         NONE    74,500          59,000
SPDR TR UNIT SER 1                 COMMON     78462F103    3,016,744   35,600  SH       SOLE         NONE    15,300          20,300
TARO PHARMACEUTICALS INC.          COMMON     M8737E108    2,503,435   65,398  SH       SOLE         NONE    32,698          32,700
TECHNE CORP.                       COMMON     878377100    1,131,366   54,500  SH       SOLE         NONE    26,900          27,600
TELEFLEX INC.                      COMMON     879369106      232,050    6,500  SH       SOLE         NONE         0           6,500
TELEFONICA S A ADR                 COMMON     879382208      474,113   16,902  SH       SOLE         NONE     7,065           9,837
TENET HEALTHCARE CORP.             COMMON     88033G100    2,002,330  119,900  SH       SOLE         NONE    56,000          63,900
TEXAS INSTRUMENTS INC.             COMMON     882508104      366,688   22,400  SH       SOLE         NONE    18,400           4,000
3M COMPANY                         COMMON     88579Y101      266,822    2,052  SH       SOLE         NONE         0           2,052
TOOTSIE ROLL INDS. INC.            COMMON     890516107      617,016   21,627  SH       SOLE         NONE     8,061          13,566
TYCO INTERNATIONAL LTD.            COMMON     902124106      246,500   19,168  SH       SOLE         NONE     7,880          11,288
UNILEVER N V                       COMMON     904784709    3,102,292   52,192  SH       SOLE         NONE    17,230          34,962
UST INC.                           COMMON     902911106      681,444   24,690  SH       SOLE         NONE    11,300          13,390
UNITED PARCEL SERVICE              COMMON     911312106      351,975    6,175  SH       SOLE         NONE         0           6,175
VASOGEN INC.                       COMMON     92232F103      358,224  131,700  SH       SOLE         NONE    99,900          31,800
VERIZON COMMUNICATION              COMMON     92343V104      344,380    9,742  SH       SOLE         NONE     2,147           7,595
WACHOVIA CORP.                     COMMON     929903102    3,875,054  113,738  SH       SOLE         NONE    51,300          62,438
WACHOVIA CORP.                     PREFERRED  929903201        9,196   83,600  SH       SOLE         NONE    38,400          45,200
WAL MART STORES INC.               COMMON     931142103    2,955,304   56,800  SH       SOLE         NONE    26,350          30,450
WALT DISNEY CO.                    COMMON     254687106    1,763,408  103,608  SH       SOLE         NONE    41,453          62,155
WEIGHT WATCHERS INTERNATIONAL      COMMON     948626106    2,205,795   47,900  SH       SOLE         NONE    21,100          26,800
WYETH                              COMMON     983024100      515,108   13,620  SH       SOLE         NONE     5,400           8,220






02322.0001 #403897